Stock-Based Compensation - 10K - Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value (in dollars per share)	$ 1.86	$ 1.71	$ 1.39
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		70.00%	72.00%
Expected dividends	0.00%	0.00%	0.00%
Expected term (in years)		6 years 6 months	6 years 6 months
Risk-free rate		2.88%	0.34%
Stock options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	35.00%
Risk-free rate	2.67%
Stock options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	40.00%
Risk-free rate	4.10%